WRL LETTERHEAD

May 1, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Freedom Elite Builder (File No. 333-58322)

CIK No.: 0000778209

Dear Commissioners:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 12, 2006 via EDGAR.

Sincerely,

/s/ Priscilla I. Hechler

Priscilla I. Hechler
Assistant Vice President
and Assistant Secretary

cc:	Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Kim Estrada